Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	844,743,952.30	46,245
Yield Supplement Overcollateralization Amount 03/31/18	50,442,990.33	0
Receivables Balance 03/31/18	895,186,942.63	46,245
Principal Payments	33,532,876.22	1,375
Defaulted Receivables	2,612,647.95	128
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	47,965,075.33	0
Pool Balance at 04/30/18	811,076,343.13	44,742

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.64%
Prepayment ABS Speed	1.67%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	12,801,590.86	680
Past Due 61-90 days	4,085,556.05	213
Past Due 91-120 days	605,057.26	36
Past Due 121+ days	0.00	0
Total	17,492,204.17	929

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	1,478,736.83
Aggregate Net Losses/(Gains) - April 2018	1,133,911.12
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.52%
Prior Net Losses Ratio	2.03%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	1.69%
Four Month Average	1.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.08%

Overcollateralization Target Amount	36,498,435.44
Actual Overcollateralization	36,498,435.44
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.85%
Weighted Average Remaining Term	53.56

Flow of Funds	$ Amount

Collections	37,990,845.33
Investment Earnings on Cash Accounts	49,858.33
Servicing Fee	(745,989.12)
Transfer to Collection Account	0.00
Available Funds	37,294,714.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,202,834.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	32,152,566.76
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,870,491.19

Total Distributions of Available Funds	37,294,714.54

Servicing Fee	745,989.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 04/16/18	806,730,474.45
Principal Paid	32,152,566.76
Note Balance @ 05/15/18	774,577,907.69

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2a
Note Balance @ 04/16/18	182,917,398.90
Principal Paid	23,405,178.03
Note Balance @ 05/15/18	159,512,220.87
Note Factor @ 05/15/18	46.0352730%

Class A-2b
Note Balance @ 04/16/18	68,363,075.55
Principal Paid	8,747,388.73
Note Balance @ 05/15/18	59,615,686.82
Note Factor @ 05/15/18	46.0352794%

Class A-3
Note Balance @ 04/16/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	426,000,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-4
Note Balance @ 04/16/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	94,750,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	34,700,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,271,656.59
Total Principal Paid	32,152,566.76
Total Paid	33,424,223.35

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	228,646.75
Principal Paid	23,405,178.03
Total Paid to A-2a Holders	23,633,824.78

Class A-2b
One-Month Libor	1.89688%
Coupon	2.03688%
Interest Paid	112,171.50
Principal Paid	8,747,388.73
Total Paid to A-2b Holders	8,859,560.23

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0121028
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5900090
Total Distribution Amount	26.6021118

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6598752
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.5474113
Total A-2a Distribution Amount	68.2072865

A-2b Interest Distribution Amount	0.8661892
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.5474033
Total A-2b Distribution Amount	68.4135925

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/16/18	3,213,436.41
Investment Earnings	4,201.99
Investment Earnings Paid	(4,201.99)
Deposit/(Withdrawal)	-
Balance as of 05/15/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41